Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Valuation Methodology and Significant Unobservable Inputs

	Valuation technique	Significant other unobservable input	Value
Earnout Shares	Monte Carlo Simulation	Stock price	3.06
		Stock price annual volatility	33%